UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2, Omaha,   NE 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC

          80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:  2/28/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
February 28, 2014 (Unaudited)
Shares			Value

	COMMON STOCK - 37.54%
	AGRICULTURE - 2.25%
3,150	Archer-Daniels-Midland Co.		$ 127,890
741	Bunge Ltd.		58,910
			186,800
	BUILDING MATERIALS - 2.99%
2,050	CRH PLC		60,730
750	Eagle Materials, Inc.		66,300
370	Martin Marietta Materials, Inc.		45,133
750	Owens Corning		34,320
610	Vulcan Materials Co.		41,436
			247,919
	CHEMICALS - 7.66%
580	Agrium, Inc.		53,408
90	CF Industries Holdings, Inc.		22,581
670	Eastman Chemical Co.		58,578
520	LyondellBasell Industries NV		45,802
230	LyondellBasell Industries NV		20,258
970	Methanex Corp.		68,220
1,110	Monsanto Co.		122,122
480	The Mosaic Co.		23,453
3,660	Potash Corp. of Saskatchewan, Inc.		121,841
540	Praxair, Inc.		70,400
1,210	Uralkali OJSC		27,661
			634,324
	ENGINEERING & CONSTRUCTION - 0.42%
440	Fluor Corp.		34,184

	IRON/STEEL - 2.39%
5,990	ArcelorMittal		94,848
2,060	Nucor Corp.		103,494
			198,342
	MINING - 7.48%
2,440	Alamos Gold, Inc.		23,373
1,150	Antofagasta PLC		17,349
720	BHP Billiton Ltd.		24,713
4,620	BHP Billiton PLC		149,264
1,350	Franco-Nevada Corp.		68,975
2,200	Freeport-McMoRan Copper & Gold, Inc.		71,764
8,708	Glencore Xstrata PLC		48,025
2,450	Rio Tinto Ltd.		146,449
1,820	Silver Wheaton Corp.		46,465
1,800	Sumitomo Metal Mining Co. Ltd.		23,457
			619,834
Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)
Shares			Value

	OIL & GAS - 11.12%
670	Anadarko Petroleum Corp.		$ 56,387
18,473	BP PLC		156,101
280	Continental Resources, Inc. *		33,466
2,610	Eni SpA		63,010
580	EOG Resources, Inc.		109,864
7,150	Gazprom OAO - ADR		55,055
1,370	Marathon Oil Corp.		45,895
900	Noble Energy, Inc.		61,884
690	Occidental Petroleum Corp.		66,599
7,100	Petroleo Brasileiro SA		39,490
310	Pioneer Natural Resources Co.		62,366
1,480	Total SA		96,131
1,570	Valero Energy Corp.		75,329
			921,577
	OIL & GAS SERVICES - 2.39%
580	Cameron International Corp. *		37,155
750	Halliburton Co.		42,750
440	National Oilwell Varco, Inc.		33,898
430	Schlumberger Ltd.		39,990
450	Technip SA		44,244
			198,037
	TRANSPORTATION - 0.84%
380	Union Pacific Corp.		68,544

	TOTAL COMMON STOCK		3,109,561
	(Cost - $2,916,717)

	MUTUAL FUNDS - 2.71%
	ASSET ALLOCATION FUND - 2.71%
28,130	Parametric Commodity Strategy Fund *		224,759
	TOTAL MUTUAL FUNDS
	(Cost - $219,836)

	EXCHANGE TRADED FUNDS - 50.73%
	COMMODITY FUND - 9.93%
14,200	United States Commodity Index Fund *		822,890

	DEBT FUND - 40.80%
135,900	PowerShares Senior Loan Portfolio		3,379,833

	TOTAL EXCHANGE TRADED FUNDS		4,202,723
	(Cost - $4,185,490)
Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)
Shares			Value

	SHORT-TERM INVESTMENT - 7.64%
	MONEY MARKET FUND - 7.64%
632,633	BlackRock Liquidity Funds T-Fund Portfolio, 0.04% + ^		$ 632,633
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $632,633)

	TOTAL INVESTMENTS - 98.62%
	(Cost - $7,954,676) (a)		$ 8,169,676
	OTHER ASSETS LESS LIABILITIES - 1.38%		114,578
	TOTAL NET ASSETS - 100.00%		$ 8,284,254

* Non-Income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2014.
^ Part or all of this security is a holding in North Peak Asset Management Fund Limited II (NPAMFL II).
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,959,122 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 277,075
		Unrealized depreciation:	(66,521)
		Net unrealized appreciation:	$ 210,554

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed‐end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed end investment company purchased by the Fund will not change.

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2014 for the Fund's assets and liabilities measured at fair value:

	Assets *	Level 1	Level 2	Level 3	Total
	Common Stocks	$ 3,109,561	$ -	$ -	$ 3,109,561
	Mutual Fund	224,759	-	-	224,759
	Exchange Traded Funds	4,202,723	-	-	4,202,723
	Short-term Invesment	632,633	-	-	632,633
	Total	$ 8,169,676	$ -	$ -	$ 8,169,676
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
* See Portfolio of Investments for industry classification.

North Peak Asset Management Fund Limited II (NPAMFL II) – The Consolidated Portfolio of Investments of the Fund includes NPAMFL II, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in the controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

NPAMFL II will utilize commodity futures, options on futures, swap contracts and structured notes to facilitate the Fund’s pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based products, NPAMFL II may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

A summary of the Fund’s investments in the NPAMFL II is as follows:

	Inception Date of CFC	CFC Net Assets at February 28, 2014		% of Fund Net Assets at February 28, 2014
NPAMFL II	3/18/2013	$100		0.00% #

# Less than 0.01%

Inflation Hedges Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
February 28, 2014 (Unaudited) (Continued)

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Underlying Investment in Other Investment Companies - The Fund currently invests a portion of its assets in the PowerShares Senior Loan Portfolio ("PowerShares").  The Fund may redeem its investment from PowerShares at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of PowerShares.  The financial statements of PowerShares, including the portfolio of investments, can be found at www.invescopowershares.com, or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of February 28, 2014 the percentage of the Fund’s net assets invested in PowerShares was 40.80%.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

4/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date    4/25/14

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

4/25/14